Other disclosures - Maturities of contingent liabilities and commitments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Contingent Liabilities And Contingent Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 323,724	€ 304,195		€ 287,087
Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	13,650	11,723	[1]	14,499
Financial guarantees granted, including other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts				49,117
Loans commitment granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	241,179	218,083	[1]	207,671
Loans commitment granted, including other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts				237,970
Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	68,895	74,389	[1]	64,917
1 month | Contingent Liabilities And Contingent Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	145,756	132,391		104,345
1 month | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,176	2,100
1 month | Financial guarantees granted, including other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts				17,065
1 month | Loans commitment granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	98,630	71,860
1 month | Loans commitment granted, including other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts				87,280
1 month | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	44,950	58,431
1 to 3 months | Contingent Liabilities And Contingent Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	21,372	15,659		19,224
1 to 3 months | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,791	1,737
1 to 3 months | Financial guarantees granted, including other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts				5,059
1 to 3 months | Loans commitment granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	16,529	12,436
1 to 3 months | Loans commitment granted, including other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts				14,165
1 to 3 months | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,052	1,486
3 to 12 months | Contingent Liabilities And Contingent Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	45,953	33,360		66,668
3 to 12 months | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5,626	4,437
3 to 12 months | Financial guarantees granted, including other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts				12,599
3 to 12 months | Loans commitment granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	30,370	22,749
3 to 12 months | Loans commitment granted, including other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts				54,069
3 to 12 months | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	9,957	6,174
1 to 3 years | Contingent Liabilities And Contingent Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	43,636	40,010		43,166
1 to 3 years | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,933	1,728
1 to 3 years | Financial guarantees granted, including other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts				10,502
1 to 3 years | Loans commitment granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	37,097	35,632
1 to 3 years | Loans commitment granted, including other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts				32,664
1 to 3 years | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,606	2,650
3 to 5 years | Contingent Liabilities And Contingent Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	53,568	47,737		36,337
3 to 5 years | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,364	1,029
3 to 5 years | Financial guarantees granted, including other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts				2,326
3 to 5 years | Loans commitment granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	48,072	43,205
3 to 5 years | Loans commitment granted, including other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts				34,011
3 to 5 years | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,132	3,503
More than five years | Contingent Liabilities And Contingent Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	13,439	35,038		17,347
More than five years | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	760	692
More than five years | Financial guarantees granted, including other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts				1,566
More than five years | Loans commitment granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	10,481	32,201
More than five years | Loans commitment granted, including other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts				€ 15,781
More than five years | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 2,198	€ 2,145

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).